Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Balance at beginning of period (including current portion)	$ 33,003	$ 34,113	$ 35,691
Accretion expense	2,356	1,896	1,956
Adjustment resulting from addition of property		72	2,707
Adjustment resulting from disposal of property		(968)	(3,588)
Adjustments to liability from annual recosting and other	20	(201)	(617)
Liabilities settled	(928)	(1,909)	(2,036)
Balance at end of period	34,451	33,003	34,113
Less current portion of asset retirement obligation	(1,614)	(2,255)	(3,192)
Long-term portion of asset retirement obligation	$ 32,837	$ 30,748	$ 30,921